Bank Loans	12 Months Ended
Dec. 31, 2021
Bank Loans
Bank Loans

11.  BANK LOANS

Short-term bank loans

Short-term bank loans as of December 31, 2021 amounted to RMB356,000,000 (USD55,864,168) (as of December 31, 2020: RMB150,000,000), which consisted of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2020 and 2021 were 4.60% and 4.71%, respectively.

As of December 31, 2021, the repayments of short-term bank loans amounting to RMB240,000,000 (USD37,661,237) and RMB76,000,000 (USD11,926,058) are respectively guaranteed by the Company’s PRC subsidiaries and collateralized by short-term time deposits of RMB80,000,000 (USD12,553,746), which were classified as short-term investments as provided by one of the Group's wholly-owned subsidiaries.

Long-term bank loans

In December 2021, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group is entitled to borrow a RMB denominated loan of RMB152,000,000 (USD23,852,117) for interest rate at a fixed annual interest rate of 5% and maturity date on February 17, 2023. The Group collateralize such borrowing with short-term investments and long-term time deposits of RMB30,000,000 (USD4,707,655) and RMB130,000,000 (USD20,399,837), respectively. The amount RMB30,200,000 (USD4,739,039) repayable within the next twelve months are classified as “Long-term bank loans, current portion”.

In December 2021, the Group entered into a secured loan agreement with Bank of DaLian, pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB200,000,000 (USD31,384,364) for interest rate at a fixed annual interest rate of 5% and maturity date on December 27, 2024. The repayment of the loan is guaranteed by the Group’s 100% equity interests one Group's wholly-owned subsidiary and two buildings owed by the Group, which have a carrying amount of RMB288,313,328 (USD45,242,653) as of December 31, 2021. The amount RMB20,000,000 (USD3,138,436) repayable within the next twelve months are classified as “Long-term bank loans, current portion”.

As of December 31, 2021, aggregate loan principal payments on long-term borrowings are due according to the following schedule:

Year ending December 31,	RMB	USD
2022	50,200,000	7,877,475
2023	141,800,000	22,251,514
2024	160,000,000	25,107,492
Total	352,000,000	55,236,481